Acquisitions - Summary of Net Assets Acquired (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 4	$ 59
Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	4	59
Trade receivables	4	13
Prepaid expenses and other current assets	1	7
Current assets	9	79
Property and equipment		7
Total assets	57	473
Payables and accruals	(7)	(29)
Deferred revenue	(6)	(25)
Other financial liabilities	(2)	(1)
Current liabilities	(15)	(55)
Provisions and other non-current liabilities	(2)	(5)
Deferred tax	(7)	(79)
Total liabilities	(24)	(139)
Net assets acquired	33	334
Goodwill	133	715
Total	166	1,049
Business combinations [member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	25	78
Business combinations [member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	$ 23	$ 309